Supplement dated June 22, 2012, to the Wilmington Funds (the “Funds” or the “Trust;”

formerly, MTB Group of Funds) Prospectus dated August 31, 2011, as supplemented (the “Prospectus”)

1.	Effective June 22, 2012, the information in the Prospectus with respect to the Wilmington Large-Cap Growth Fund will be amended, supplemented or replaced as follows:

(a) The following amends and replaces the entire text of the “Principal Investment Strategies of the Fund” sections on pages 53, 72 and 73 of the Prospectus.

The Fund seeks to achieve its investment goal by investing, under normal conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of large cap U.S. companies. Equity securities include common and preferred stocks as well as convertible securities. “Large cap companies” are defined as companies with market capitalizations similar to companies in the Russell 1000 Growth Index (the “Russell 1000 Growth”). As of May 31, 2012, the market capitalization of companies in the Russell 1000 Growth ranged from $385 million to $540 billion.

The Advisor expects to allocate a significant percentage of the Fund’s assets to investments in companies with capitalizations similar to the largest companies within the Russell 1000 Growth, which were companies with market capitalizations ranging from $9 billion to $540 billion as of May 31, 2012 (“mega-cap companies”). The Advisor expects that the percentage allocation to mega-cap companies will approximate the ratio of the aggregate market capitalization of the mega-cap companies in the Russell 1000 Growth to the aggregate market capitalization of the Russell 1000 Growth. The remaining portion of the portfolio will be invested primarily in other large cap companies, including those with market capitalizations in other ranges within the Russell 1000 Index. However, subject to the 80% limitation described above, the Fund is not required to maintain any particular allocation among, or a particular number of positions in, companies within certain ranges of market capitalization.

The Advisor uses a bottom-up approach to selecting growth-oriented stocks. The Fund seeks to invest in high-quality, well-established companies that have a strong history of earnings growth, have healthy cash flow, and are attractively priced based on the Advisor’s valuation model. The Advisor will determine a company’s status as a “large cap company” at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the index. The Advisor expects to review the allocation of the Fund’s portfolio quarterly. The capitalization range of the Russell 1000 Growth is subject to frequent change, and the index is re-balanced and reconstituted periodically. Thus, the companies in the index and the applicable range of market capitalizations defining large cap companies at time of purchase will likely differ from those at May 31, 2012.

(b) The following amends and replaces in its entirety the “Portfolio Manager” table under the section entitled “Management of the Fund” on page 55 of the Prospectus.

Portfolio Managers	Title	Service Date (with the Fund)
Andrew H. Hopkins, CFA, CPA	Vice President at WTIA	2012
Mark Schultz, CFA	Administrative Vice President at WTIA	2012
Rafael E. Tamargo	Vice President at WTIA	2012
Edward S. Forrester, III, CFA	Assistant Vice President at WTIA	2012

2.	Effective June 22, 2012, the information in the Prospectus with respect to the Wilmington Small-Cap Growth Fund will be amended, supplemented or replaced as follows:

(a) The following amends and replaces the entire text of the “Principal Investment Strategies of the Fund” sections on pages 62 and 74 of the Prospectus.

The Fund’s Advisor purchases stocks of smaller companies that the Advisor believes have the potential to achieve substantial long-term earnings growth and shareholder value. The Advisor employs a quantitative model to assist it in identifying potential investments, and uses an equity risk modeling tool to construct the Fund’s portfolio. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of U.S. small cap companies. Equity securities include common and preferred stocks, as well as convertible securities. The Fund may also invest a limited percentage of its assets in foreign securities and fixed income securities.

“Small cap companies” are defined as companies with market capitalizations similar to companies in the S&P SmallCap 600 Index or the Russell 2000 Index. The Advisor will apply the definition at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the indexes. As of May 31, 2012, the market capitalization of companies in the S&P SmallCap 600 Index ranged from $58.1 million to $3.1 billion, and the market capitalization of companies in the Russell 2000 Index ranged from $7.7 million to $3.3 billion. The capitalization ranges of the indexes are subject to frequent change, and the indexes are re-balanced and reconstituted periodically. Thus, the applicable range of market capitalizations defining small cap companies at time of purchase and the companies in the indexes will likely differ from the ranges and constituent companies at May 31, 2012.

(b) The following amends and replaces the “Portfolio Manager” table under the section entitled “Management of the Fund” on page 64 of the Prospectus.

Portfolio Managers	Title	Service Date (with the Fund)
Andrew H. Hopkins, CFA, CPA	Vice President at WTIA	2012
Rafael E. Tamargo	Vice President at WTIA	2012
Edward S. Forrester, III, CFA	Assistant Vice President at WTIA	2012

3.	Effective June 22, 2012, the information in the Prospectus with respect to the Wilmington Large-Cap Growth Fund and Wilmington Small-Cap Growth Fund will be amended, supplemented or replaced as follows:

(a) The following amends and supplements the “Portfolio Manager Biographies” information beginning on page 88 of the Prospectus.

Andrew H. Hopkins, CFA, CPA, is a Vice President of WTIA. Mr. Hopkins is the Director of the Equity Management Group and is responsible for WTIA’s equity investment management program, which includes both large-cap and small-cap equity strategies. Mr. Hopkins manages a team of professionals responsible for equity research and portfolio management and quantitatively managed equity strategies, including passive and active strategies which utilize a risk model and optimization process to control risk. He is also a member of the fundamental portfolio management team for the Dividend Growth Strategy and Enhanced Dividend Growth Strategy. Mr. Hopkins joined WTIA in 1997 as a Securities Analyst covering the information technology sector.

Rafael E. Tamargo, is a Vice President and Portfolio Manager/Research Analyst at WTIA. Mr. Tamargo re-joined Wilmington Trust in 2007 after spending two and a half years at Kalmar Investments as a Portfolio Manager/ Analyst specializing in small cap growth companies. Prior to joining Kalmar, Mr. Tamargo spent seven and a half years at Wilmington Trust as an Analyst, Portfolio Manager and Director of Equity Research.

Edward S. Forrester, III, CFA, is an Assistant Vice President and Portfolio Manager/Research Analyst at WTIA. Mr. Forrester joined WTIA in 2006 and is responsible for providing market research, performance reporting and trade implementation for the Funds. Prior to joining WTIA, Mr. Forrester was employed by INVESCO where he served in a variety of capacities from 1999 to 2006.

Please keep this Supplement for future reference

SP-MTB-PRO-001-062012

Supplement dated June 22, 2012, to the Wilmington Funds (the “Funds” or the “Trust;”

formerly, MTB Group of Funds) Statement of Additional Information dated August 31, 2011,

as supplemented (the “SAI”)

1.	Effective June 22, 2012, the following amends and supplements certain information on pages 62 to 69 of the SAI under the section entitled “Who Manages and Provides Services to the Funds” and the subsection entitled “Portfolio Manager Information.”

Andrew H. Hopkins, CFA, CPA

Other Accounts Managed as of March 31, 2012

Portfolio Manager/ Type of Accounts	Total Number of Accounts Managed*	Total Assets (millions)*
Registered Investment Companies:	2	$434
Other Pooled Investment Vehicles:	4	$496
Other Accounts:	977	$751

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned as of May 31, 2012, in the Large-Cap Growth Fund: None

Dollar value range of shares owned as of May 31, 2012, in the Small-Cap Growth Fund: None

Compensation Structure

WFMC and WTIA participate in a regular review of personnel compensation by way of participation in a survey conducted by compensation consultants McLagan and Associates. It is the goal of WFMC/WTIA to assure adequate levels of overall compensation with heavy emphasis placed on an incentive plan. The base compensation for mutual fund portfolio managers is at or near the mean of WFMC’s/WTIA’s peer group. Also, portfolio managers participate in an incentive plan that is based primarily upon investment performance.

Rafael E. Tamargo

Other Accounts Managed as of March 31, 2012

Portfolio Manager/ Type of Accounts	Total Number of Accounts Managed*	Total Assets (millions)*
Registered Investment Companies:	0	$0
Other Pooled Investment Vehicles:	2	$67
Other Accounts:	989	$751

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned as of May 31, 2012, in the Large-Cap Growth Fund: None

Dollar value range of shares owned as of May 31, 2012, in the Small-Cap Growth Fund: $1 - $10,000

Compensation Structure

WFMC and WTIA participate in a regular review of personnel compensation by way of participation in a survey conducted by compensation consultants McLagan and Associates. It is the goal of WFMC/WTIA to assure adequate levels of overall compensation with heavy emphasis placed on an incentive plan. The base compensation for mutual fund portfolio managers is at or near the mean of WFMC’s/WTIA’s peer group. Also, portfolio managers participate in an incentive plan that is based primarily upon investment performance.

Edward S. Forrester, III, CFA

Other Accounts Managed as of March 31, 2012

Portfolio Manager/ Type of Accounts	Total Number of Accounts Managed*	Total Assets (millions)*
Registered Investment Companies:	2	$434
Other Pooled Investment Vehicles:	3	$432
Other Accounts:	128	$123

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned as of May 31, 2012, in the Large-Cap Growth Fund: None

Dollar value range of shares owned as of May 31, 2012, in the Small-Cap Growth Fund: None

Compensation Structure

WFMC and WTIA participate in a regular review of personnel compensation by way of participation in a survey conducted by compensation consultants McLagan and Associates. It is the goal of WFMC/WTIA to assure adequate levels of overall compensation with heavy emphasis placed on an incentive plan. The base compensation for mutual fund portfolio managers is at or near the mean of WFMC’s/WTIA’s peer group. Also, portfolio managers participate in an incentive plan that is based primarily upon investment performance.

2.	Effective June 22, 2012, the information in the SAI related to Allen J. Ashcroft, James Thorne, Ph.D and Bradley A. Williams is hereby deleted.

3.	Effective June 22, 2012, the following information is added at the bottom of page 64 of the SAI:

Dollar value range of shares owned as of May 31, 2012, in the Large-Cap Growth Fund: None

Please keep this Supplement for future reference

MTB-SAI-001-062012